Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments, at fair value	$ 183,746,713	$ 160,958,982
Notes receivable from participants	3,254,429	3,196,641
Total assets	187,001,142	164,155,623
Net assets available for benefits	$ 187,001,142	$ 164,155,623